Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
18.	Property, Plant and Equipment

	For the year ended December 31, 2017
	Balance, Beginning of Year	Additions	Disposal or write off	Reclassification and effect of change in exchange rate	Balance, End of Year
	(in thousands)
Cost:
Land	$8,873,981	865,956	(675,811)	(55,467)	9,008,659
Buildings	130,595,844	433,269	(3,786,388)	(3,231,856)	124,010,869
Machinery and equipment	798,046,434	1,827,188	(14,844,436)	15,135,124	800,164,310
Other equipment	32,419,736	4,140,108	(7,900,925)	700,229	29,359,148
	969,935,995	7,266,521	(27,207,560)	12,548,030	962,542,986
Accumulated depreciation and impairment loss:
Land	173,397	-	(54,186)	(119,211)	-
Buildings	36,028,301	3,216,571	(3,785,921)	(1,633,576)	33,825,375
Machinery and equipment	698,110,663	27,946,301	(14,694,674)	(4,027,879)	707,334,411
Other equipment	26,154,173	5,655,026	(7,883,150)	(208,469)	23,717,580
	760,466,534	36,817,898	(26,417,931)	(5,989,135)	764,877,366
Prepayments for purchase of land and equipment, and construction in progress	13,272,371	36,289,529	(29,206)	(22,265,225)	27,267,469
Net carrying amounts	$222,741,832				224,933,089

	For the year ended December 31, 2018
	Balance, Beginning of Year	Additions	Disposal or write off	Reclassification, effect of change in exchange rate and others	Balance, End of Year
	(in thousands)
Cost:
Land	$9,008,659	-	(161,728)	12,392	8,859,323
Buildings	124,010,869	53,706	(5,271,527)	2,426,312	121,219,360
Machinery and equipment	800,164,310	2,145,769	(13,164,282)	46,787,823	835,933,620
Other equipment	29,359,148	5,077,326	(1,775,217)	2,467,867	35,129,124
	962,542,986	7,276,801	(20,372,754)	51,694,394	1,001,141,427
Accumulated depreciation and impairment loss:
Buildings	33,825,375	3,097,807	(1,754,678)	862,822	36,031,326
Machinery and equipment	707,334,411	25,620,993	(12,828,449)	1,706,393	721,833,348
Other equipment	23,717,580	5,367,124	(1,775,840)	782,123	28,090,987
	764,877,366	34,085,924	(16,358,967)	3,351,338	785,955,661
Prepayments for purchase of land and equipment, and construction in progress	27,267,469	26,228,260	-	(47,095,020)	6,400,709
Net carrying amounts	$224,933,089				221,586,475

As of December 31, 2017 and 2018, a non-irrigated farmland located in LongTan plant amounted to $23,671 thousand was registered in the name of a farmer due to regulations. An agreement of pledge had been signed between the Company and the farmer clarifying the rights and obligations of each party.

In order to enhance the utilization of the Company’s assets and to increase its working capital, AUSK disposed its land, plant buildings and related appendages to third party in December 2018 with consideration (net of costs of disposal) amounting to $3,029,191 thousand. The gain on disposal was amounting to $1,080,720 thousand.

In 2017, the Company wrote down certain machineries and equipment with low utilization resulting from the decline in the application for certain products associated with its display segment and recognized an impairment loss of $895,954 thousand.

In 2016, 2017 and 2018, the Company wrote down certain long-term assets with lower capacity utilization associated with its energy segment and recognized impairment losses of $34,047 thousand, $120,714 thousand and $399,363 thousand, respectively.

The capitalized borrowing costs were $542,994 thousand, $624,235 thousand and $421,618 thousand for the years ended December 31, 2016, 2017 and 2018, respectively. The interest rates applied for the capitalization, ranged from 1.09% to 4.66%, 1.09% to 5.24% and 1.04% to 5.59% for the years ended December 31, 2016, 2017 and 2018, respectively.

Certain property, plant and equipment were pledged as collateral, see note 42.